11. BORROWINGS, FINANCING AND DEBENTURES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Payment of Principal	R$ 1,528,023
Debt charges	2,634,931	R$ 3,050,036	R$ 2,964,826
Bonds
Disclosure of detailed information about borrowings [line items]
Payment of Principal	0
Debt charges	578,482
Fixed Rate Notes
Disclosure of detailed information about borrowings [line items]
Payment of Principal	90,028
Debt charges	12,736
Debentures
Disclosure of detailed information about borrowings [line items]
Payment of Principal	479,617
Debt charges	201,118
Bank Credit Bill
Disclosure of detailed information about borrowings [line items]
Payment of Principal	0
Debt charges	869,717
Export Credit Note
Disclosure of detailed information about borrowings [line items]
Payment of Principal	400,000
Debt charges	668,325
Pre - Export Payment
Disclosure of detailed information about borrowings [line items]
Payment of Principal	490,803
Debt charges	226,894
BNDES/FINAME
Disclosure of detailed information about borrowings [line items]
Payment of Principal	67,575
Debt charges	75,539
Advance contract exchange (ACC)
Disclosure of detailed information about borrowings [line items]
Payment of Principal	0
Debt charges	R$ 2,120